Taxes - Temporary Solidarity Contribution Windfall Tax (Details)	12 Months Ended
Dec. 31, 2023
Germany
Disclosure of income tax
Temporary solidarity contribution	33.00%
Ireland
Disclosure of income tax
Temporary solidarity contribution	75.00%